Warrant Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrant Liability
10.	WARRANT LIABILITY
In connection with its initial public offering, Haymaker issued Public Warrants as part of the units sold through the offering (“Public Warrant”) as well as private placement warrants (“Private Placement Warrant”) to its Sponsor, the terms of which are further described below.
Public Warrants
Each whole Public Warrant is exercisable to purchase one share of Class A common stock, and only whole warrants are exercisable. The Public Warrants became exercisable on June 25, 2022, 30 days after the completion of the Business Combination. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50.
Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of Class A common stock. This means that only a whole warrant may be exercised at any given time by a warrant holder. No fractional warrants were issued upon separation of the units and only whole warrants were traded, requiring a purchase of at least four units to receive or trade a whole warrant. The warrants will expire on May 26, 2027, five years after the completion of the Business Combination, or earlier upon redemption or liquidation.
If the shares issuable upon exercise of the warrants are not registered under the Securities Act within 60 business days following the Business Combination, the Company will be required to permit holders to exercise their warrants on a cashless basis. However, no warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, unless an exemption is available. In the event that the conditions in the immediately preceding sentence are not satisfied with respect to a warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any warrant. In the event that a registration statement is not effective for the exercised warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the share of Class A common stock underlying such unit.

The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of the Business Combination, the Company will use its reasonable best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A common stock issuable upon exercise of the warrants. The Company will use its reasonable best efforts to cause the same to become effective within 60 business days following the Business Combination and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Company’s Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but the Company will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of warrants when the price per Class A share equals or exceeds $18.00
Once the warrants become exercisable, the Company may call the warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption (which we refer to as the 30-day redemption period) to each warrant holder; and

•
if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30- trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

Redemption of warrants when the price per Class A share equals or exceeds $10.00
Once the warrants become exercisable, the Company may call the warrants for redemption:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of our Class A common stock to be determined based on the redemption date and the “fair market value” of shares of our Class A common stock except as otherwise described below;

•
if, and only if, the closing price of shares of our Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within the
30-trading
day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders; and

•
if the closing price of our Class A common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.

In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the Closing of the Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, inclusive of interest earned on equity held in trust, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Business Combination is consummated (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
The Company’s Public Warrants are treated as liabilities and recorded at fair value in the Warrant liability line of the condensed consolidated balance sheet. Any changes in fair value are recorded in the changes in fair value of warrants line of the condensed consolidated statements of income and comprehensive income. Please see Note 12 for further detail. No Public Warrants have been redeemed as of March 31, 2023 or December 31, 2022.
Private Placement Warrants
The Sponsor purchased an aggregate of 5,333,333 Private Placement Warrants at a price of $1.50 per whole warrant in a private placement that occurred simultaneously with the closing of Haymaker’s initial public offering. Subsequently, the Sponsor purchased an additional 233,333 Private Placement Warrants for an aggregate purchase price of $350,000 in conjunction with the partial exercise of the underwriters’ overallotment option. Each whole Private Placement Warrant was exercisable for one share of the Company’s Class A common stock at a price of $11.50 per share. The Private Placement Warrants were non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Private Placement Warrants (including the Class A common stock issuable upon exercise of the Private Placement Warrants) were not transferable, assignable or saleable until 30 days after the completion of the Business Combination and they are not redeemable so long as they are held by the Sponsor or its permitted transferees. Otherwise, the Private Placement Warrants had terms and provisions that were identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.
If holders of the Private Placement Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering their warrants for that number of shares of Class A common stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent.
On March 31, 2023, there were 8,116,643 Public Warrants and 5,387,489 Private Placement Warrants outstanding as a result of transfers of Private Placement Warrants to holders other than the Sponsor or its permitted transferees. The Company accounts for the Public Warrants and Private Placement Warrants in accordance with the guidance contained in ASC
815-40.
Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.
The warrant liabilities are subject to
re-measurement
at each balance sheet date. With each such
re-measurement,
the warrant liabilities are adjusted to current fair value, with the change in fair value recognized in the Company’s condensed consolidated statements of income and comprehensive income. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification. No such events requiring a change in classification of the warrants have occurred through March 31, 2023.
The Company’s Private Placement Warrants are treated as liabilities and recorded at fair value in the Warrant liability line of the balance sheet. Any changes in fair value are recorded in the changes in fair value of warrants line of the condensed consolidated statement of income and comprehensive income. Please see Note 12 for further detail.

10.	WARRANT LIABILITY
In connection with its initial public offering, Haymaker issued Public Warrants as part of the units sold through the offering (“Public Warrant”) as well as private placement warrants (“Private Placement Warrant”) to its Sponsor, the terms of which are further described below.
Public Warrants
Each whole Public Warrant is exercisable to purchase one share of Class A common stock, and only whole warrants are exercisable. The Public Warrants became exercisable on June 25, 2022, 30 days after the completion of the Business Combination. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50.
Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of Class A common stock. This means that only a whole warrant may be exercised at any given time by a warrant holder. No fractional warrants were issued upon separation of the units and only whole warrants were traded, requiring a purchase of at least four units to receive or trade a whole warrant. The warrants will expire on May 26, 2027, five years after the completion of the Business Combination, or earlier upon redemption or liquidation.
If the shares issuable upon exercise of the warrants are not registered under the Securities Act within 60 business days following the Business Combination, the Company will be required to permit holders to exercise their warrants on a cashless basis. However, no warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, unless an exemption is available. In the event that the conditions in the immediately preceding sentence are not satisfied with respect to a warrant, the holder of such warrant will not be entitled to exercise such warrant and such warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any warrant. In the event that a registration statement is not effective for the exercised warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the share of Class A common stock underlying such unit.

The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of the Business Combination, the Company will use its reasonable best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A common stock issuable upon exercise of the warrants. The Company will use its reasonable best efforts to cause the same to become effective within 60 business days following the Business Combination and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Company’s Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but the Company will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of warrants when the price per Class A share equals or exceeds $18.00
Once the warrants become exercisable, the Company may call the warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption (which we refer to as the 30-day redemption period) to each warrant holder; and

•
if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

Redemption of warrants when the price per Class A share equals or exceeds $10.00
Once the warrants become exercisable, the Company may call the warrants for redemption:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of our Class A common stock to be determined based on the redemption date and the “fair market value” of shares of our Class A common stock except as otherwise described below;

•
if, and only if, the closing price of shares of our Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within the
30-trading
day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders; and

•
if the closing price of our Class A common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.

In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the Closing of the Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, inclusive of interest earned on equity held in trust, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Business Combination is consummated (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
The Company’s Public Warrants are treated as liabilities and recorded at fair value in the Warrant liability line of the consolidated balance sheet. Any changes in fair value are recorded in the changes in fair value of warrants line of the consolidated statements of income and comprehensive income. Please see Note 12 for further detail. No Public Warrants have been redeemed as of December 31, 2022 or December 31, 2021.
Private Placement Warrants
The Sponsor purchased an aggregate of 5,333,333 Private Placement Warrants at a price of $1.50 per whole warrant in a private placement that occurred simultaneously with the closing of Haymaker’s initial public offering. Subsequently, the Sponsor purchased an additional 233,333 Private Placement Warrants for an aggregate purchase price of $350,000 in conjunction with the partial exercise of the underwriters’ overallotment option. Each whole Private Placement Warrant was exercisable for one share of the Company’s Class A common stock at a price of $11.50 per share. The Private Placement Warrants were non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Private Placement Warrants (including the Class A common stock issuable upon exercise of the Private Placement Warrants) were not transferable, assignable or saleable until 30 days after the completion of the Business Combination and they are not redeemable so long as they are held by the Sponsor or its permitted transferees. Otherwise, the Private Placement Warrants had terms and provisions that were identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.
If holders of the Private Placement Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering their warrants for that number of shares of Class A common stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent.
On December 31, 2022, there were 7,937,466 Public Warrants and 5,566,666 Private Placement Warrants outstanding. The Company accounts for the Public Warrants and Private Placement Warrants in accordance with the guidance contained in ASC
815-40.
Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.
The warrant liabilities are subject to
re-measurement
at each balance sheet date. With each such
re-measurement,
the warrant liabilities are adjusted to current fair value, with the change in fair value recognized in the Company’s consolidated statements of income and comprehensive income. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification. No such events requiring a change in classification of the warrants have occurred through December 31, 2022.
The Company’s Private Placement Warrants are treated as liabilities and recorded at fair value in the Warrant liability line of the balance sheet. Any changes in fair value are recorded in the changes in fair value of warrants line of the consolidated statement of income and comprehensive income. Please see Note 12 for further detail.